INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	$ 5,146	$ 5,779
Finished products	11,417	10,554
Inventory, Net	$ 16,563	$ 16,333